Financial Instruments - Disclosure of Fair Value of Commodity Price Contracts (Detail) - Coca-Cola FEMSA [member] - MXN ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Sugar Price Contracts [member] | 0-1 years [member]
Disclosure of detailed information about hedges [line items]
Notional Amount	$ 971	$ 1,223
Fair Value Asset	(33)	(88)
Sugar Price Contracts [member] | 1-2 years [member]
Disclosure of detailed information about hedges [line items]
Notional Amount	209
Fair Value Asset	13
Aluminum price contracts [member] | 0-1 years [member]
Disclosure of detailed information about hedges [line items]
Notional Amount	398	265
Fair Value Asset	(24)	(17)
Aluminum price contracts [member] | 1-2 years [member]
Disclosure of detailed information about hedges [line items]
Notional Amount	39
Fair Value Asset	(1)
PX MEG contracts [member] | 0-1 years [member]
Disclosure of detailed information about hedges [line items]
Notional Amount	651	1,303
Fair Value Asset		$ (131)
Fair value Liability	(110)
PX MEG contracts [member] | 1-2 years [member]
Disclosure of detailed information about hedges [line items]
Notional Amount	165
Fair value Liability	$ (28)